REIT II Merger (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule Of Consideration, Merger With REIT II
Under the terms of the Merger, at the time of closing, the following consideration was given in exchange for REIT II common stock (in thousands):

Amount
Fair value of PECO common stock issued(1)	$1,054,745
Fair value of REIT II debt:
Corporate debt	719,181
Mortgages and notes payable	102,727
Derecognition of REIT II management contracts, net(2)	30,428
Transaction costs	11,587
Total consideration and debt activity	1,918,668
Less: debt assumed	464,462
Total consideration	$1,454,206

(1)	The total number of shares of common stock issued was 95.5 million.

(2)	Previously a component of Other Assets, Net.

Under the terms of the Merger, at the time of closing, the following consideration was given in exchange for REIT II common stock (in thousands):

Amount
Fair value of PECO common stock issued(1)	$1,054,745
Fair value of REIT II debt:
Corporate debt	719,181
Mortgages and notes payable	102,727
Derecognition of REIT II management contracts, net(2)	30,428
Transaction costs	11,587
Total consideration and debt activity	1,918,668
Less: debt assumed	464,462
Total consideration	$1,454,206

(1)	The total number of shares of common stock issued was 95.5 million.

(2)	Previously a component of Other Assets, Net.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The allocation of the purchase price is based on management’s assessment, which requires a significant amount of judgment and represents management’s best estimate of the fair value as of the acquisition date.
The following table summarizes our real estate acquisitions during the six months ended June 30, 2019 and 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Leased % of Rentable Square Feet at Acquisition
Murray Landing Outparcel	Columbia, SC	N/A	5/16/2019	$295	N/A
Naperville Crossings	Naperville, IL	ALDI	4/26/2019	49,585	88.0%
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	8,423	71.3%

The following table summarizes our real estate assets acquired during the year ended December 31, 2018 (excluding properties related to the Merger; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423		71.3%
Sierra Vista Plaza	Murrieta, CA	Stater Brothers(1)	9/28/2018	22,151		81.0%
Wheat Ridge Marketplace	Wheat Ridge, CO	Safeway	10/3/2018	18,684	(2)	90.1%
Atlantic Plaza	North Reading, MA	Stop & Shop	11/9/2018	27,250		95.9%
Cinco Ranch at Market Center	Katy, TX	Target(1)	12/12/2018	21,359		96.0%

(1)	Stater Brothers and Target are in a portion of the shopping centers that we do not own.

(2)	The purchase price includes the fair value of debt assumed as part of the acquisition.
During the year ended December 31, 2017, we acquired the following real estate assets (excluding properties related to the PELP transaction; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,047		94.6%
Rocky Ridge Station	Roseville, CA	Sprouts	4/18/2017	37,269	(1)	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,330		90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,830		71.7%
Sierra Station	Corona, CA	Ralph’s	6/20/2017	29,175	(1)	94.0%
Hoffman Village Station	Hoffman Estates, IL	Mariano’s	9/5/2017	34,923		93.1%
Winter Springs(2)	Winter Springs, FL	Publix	10/20/2017	24,976		91.9%
Flynn Crossing(2)	Alpharetta, GA	Publix	10/26/2017	23,806		96.4%

(1)	The purchase price includes the fair value of debt assumed as part of the acquisition.

(2)	These properties were contributed or sold to the GRP I joint venture in November 2018.
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash and cash equivalents	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities assumed	97,451
Net assets acquired	$974,790